Fair Value Measurements - Narrative (Details) $ in Thousands	3 Months Ended			6 Months Ended		10 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	May 25, 2021	Mar. 09, 2020 USD ($)	Feb. 19, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 128,504	$ 54,641		$ 128,504		$ 54,641	$ 54,641	$ 54,641
Gain (loss) on debt instrument	(6,008)		$ 312	(45,661)	$ (2,222)			(20,163)	$ (2,969)
2020 Term Facility Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, principal amount	35,000	35,000		35,000		35,000	35,000	35,000
Long-term debt	33,949	22,500		33,949		22,500	22,500	22,500
Convertible notes	40,000	25,100		40,000		$ 25,100	$ 25,100	25,100
Gain (loss) on debt instrument	1,200	$ 1,729		14,921				$ 1,700
Percentage of principal In addition to unpaid interest Will be converted upon qualified financing								280
2019 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, principal amount									$ 15,000
Debt Conversion, Converted Instrument, Shares Issued | shares									1,336,344
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		3.00%				3.00%	3.00%	3.00%
Long-term debt		$ 21,281				$ 21,281	$ 21,281	$ 21,281
Convertible notes	$ 36,200	$ 32,100		$ 36,200		32,100	$ 32,100	$ 32,100
Gain (loss) on debt instrument						$ 10,825
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%		3.00%	3.00%
Debt instrument, principal amount	$ 21,300	$ 21,300		$ 21,300		$ 21,300	$ 21,300	$ 21,300			$ 21,300
Long-term debt	21,281	21,281		21,281		21,281	21,281	21,281
Gain (loss) on debt instrument	1,100			4,108				10,800
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt		8,000				8,000	8,000	8,000
Convertible notes	$ 17,000	$ 14,800		$ 17,000		$ 14,800	14,800	$ 14,800
Gain (loss) on debt instrument							$ 4,374
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	8.00%	8.00%		8.00%		8.00%	8.00%	8.00%				8.00%
Debt instrument, principal amount	$ 8,000	$ 8,000		$ 8,000		$ 8,000	$ 8,000	$ 8,000				$ 8,000
Long-term debt	8,000	$ 8,000		8,000		$ 8,000	$ 8,000	8,000
Gain (loss) on debt instrument	500			2,249				$ 6,800
5.00% – $50.0 Million Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 11,200			$ 11,200
5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%			5.00%
Debt instrument, principal amount	$ 50,000			$ 50,000
Long-term debt	10,274			10,274
Gain (loss) on debt instrument	300			946
5.00% – $25.0 Million Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 43,100			$ 43,100
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%			5.00%
Debt instrument, principal amount	$ 25,000			$ 25,000
Long-term debt	25,000			25,000
Gain (loss) on debt instrument	1,300			5,478
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount	$ 675,000			$ 675,000
5.00% – $30.0 Million Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%			5.00%
Convertible notes	$ 46,800			$ 46,800
5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%			5.00%
Debt instrument, principal amount	$ 30,000			$ 30,000
Long-term debt	30,000			30,000
Gain (loss) on debt instrument	1,400			8,413
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount	$ 800,000			$ 800,000